Employees - Summary of Movements in Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,970	€ 2,401
Gross service cost	(162)	(178)
Special termination benefits	5	5	€ 14
Past service costs including losses/(gains) on curtailments	17	32
Actuarial gains/(losses) arising from changes in demographic assumptions	(12)	26
Actuarial gains/(losses) arising from changes in financial assumptions	618	903
Actuarial gain/(loss) arising from experience adjustments	(125)	28
Benefit payments	0	0
Other	10	20
Currency retranslation	36	72
Net defined benefit liability (asset)	3,518	2,970	2,401
United States of America
Disclosure of defined benefit plans [line items]
Amount settled	(150)
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(16,604)	(17,522)
Gross service cost	(162)	(178)
Special termination benefits	(5)	(5)
Past service costs including losses/(gains) on curtailments	17	32
Settlements	180	5
Interest income	(758)	(783)
Actuarial gains/(losses) arising from changes in demographic assumptions	(12)	26
Actuarial gains/(losses) arising from changes in financial assumptions	618	903
Actuarial gain/(loss) arising from experience adjustments	(125)	28
Benefit payments	1,218	1,208
Other	781	33
Currency retranslation	636	(351)
Net defined benefit liability (asset)	(14,216)	(16,604)	(17,522)
Fair value of assets
Disclosure of defined benefit plans [line items]
Interest income	872	854
Benefit payments	(1,218)	(1,208)
Other	(771)	(13)
Currency retranslation	(600)	423
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,350	1,429
Gross service cost	(47)	(51)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	6	27
Actuarial gains/(losses) arising from changes in demographic assumptions	0	3
Actuarial gains/(losses) arising from changes in financial assumptions	121	675
Actuarial gain/(loss) arising from experience adjustments	(167)	(14)
Benefit payments	0	0
Other	1	0
Currency retranslation	(68)	58
Net defined benefit liability (asset)	1,206	1,350	1,429
UK | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(6,782)	(7,250)
Gross service cost	(47)	(51)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	6	27
Settlements	0	0
Interest income	(354)	(337)
Actuarial gains/(losses) arising from changes in demographic assumptions	0	3
Actuarial gains/(losses) arising from changes in financial assumptions	121	675
Actuarial gain/(loss) arising from experience adjustments	(167)	(14)
Benefit payments	498	492
Other	1	0
Currency retranslation	324	(327)
Net defined benefit liability (asset)	(6,400)	(6,782)	(7,250)
UK | Fair value of assets
Disclosure of defined benefit plans [line items]
Interest income	428	407
Benefit payments	(498)	(492)
Other	0	0
Currency retranslation	(392)	385
Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,942	1,483
Gross service cost	(3)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	1	0
Actuarial gains/(losses) arising from changes in demographic assumptions	(8)	13
Actuarial gains/(losses) arising from changes in financial assumptions	363	160
Actuarial gain/(loss) arising from experience adjustments	(17)	154
Benefit payments	0	0
Other	1	0
Currency retranslation	0	0
Net defined benefit liability (asset)	2,081	1,942	1,483
Netherlands | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(3,653)	(4,031)
Gross service cost	(3)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	1	0
Settlements	0	0
Interest income	(121)	(126)
Actuarial gains/(losses) arising from changes in demographic assumptions	(8)	13
Actuarial gains/(losses) arising from changes in financial assumptions	363	160
Actuarial gain/(loss) arising from experience adjustments	(17)	154
Benefit payments	182	181
Other	1	0
Currency retranslation	0	0
Net defined benefit liability (asset)	(3,255)	(3,653)	(4,031)
Netherlands | Fair value of assets
Disclosure of defined benefit plans [line items]
Interest income	187	174
Benefit payments	(182)	(181)
Other	0	0
Currency retranslation	0	0
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(322)	(511)
Gross service cost	(112)	(123)
Special termination benefits	5	5
Past service costs including losses/(gains) on curtailments	10	5
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	10
Actuarial gains/(losses) arising from changes in financial assumptions	134	68
Actuarial gain/(loss) arising from experience adjustments	59	(112)
Benefit payments	0	0
Other	8	20
Currency retranslation	104	14
Net defined benefit liability (asset)	231	(322)	(511)
Rest of world | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(6,169)	(6,241)
Gross service cost	(112)	(123)
Special termination benefits	(5)	(5)
Past service costs including losses/(gains) on curtailments	10	5
Settlements	180	5
Interest income	(283)	(320)
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	10
Actuarial gains/(losses) arising from changes in financial assumptions	134	68
Actuarial gain/(loss) arising from experience adjustments	59	(112)
Benefit payments	538	535
Other	779	33
Currency retranslation	312	(24)
Net defined benefit liability (asset)	(4,561)	(6,169)	€ (6,241)
Rest of world | Fair value of assets
Disclosure of defined benefit plans [line items]
Interest income	257	273
Benefit payments	(538)	(535)
Other	(771)	(13)
Currency retranslation	€ (208)	€ 38